AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2020

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 06/01/19	$20,311,526	$20,789,861	4.47%	Daily
Total Commodity Trading Advisor		20,311,526	20,789,861	4.47

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 06/01/19	30,000,000	33,142,361	7.12	Quarterly*
Total Credit - Convertible Arbitrage		30,000,000	33,142,361	7.12

Event Driven Arbitrage (5)
Davidson Kempner Partners	07/01/06 - 07/01/12	49,041,414	78,303,585	16.83	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	45,554,327	84,762,515	18.22	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	36,649,200	7.88	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	248,053	0.05	Liquidating
Oceanwood European Financials Capital Structure
Opportunities Segregated Portfolio	08/01/19	15,000,000	13,236,168	2.85	Quarterly*
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	41,969,897	49,002,678	10.53	Quarterly
Total Event Driven Arbitrage		186,845,165	262,202,199	56.36

Fixed Income Arbitrage (6)
FFIP, L.P.	04/01/07 - 04/01/12	41,193,321	79,419,989	17.07	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	54,540,449	11.73	Monthly
Total Fixed Income Arbitrage		75,320,632	133,960,438	28.80

Total investments in Portfolio Funds		312,477,323	450,094,859	96.75

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.14%(2) (Shares 16,085,842)		16,085,842	16,085,842	3.46

Total investments		$328,563,165	$466,180,701	100.21%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2020

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $465,214,571.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2020.
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $463,023,000. Net unrealized appreciation on investments for tax purposes was $3,157,701 consisting of $18,946,035 of gross unrealized appreciation and $15,788,334 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.75% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$1,457,813	$2,066,441	0.73%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,339,697	40,380,227	14.19	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	28,597,674	46,251,078	16.25	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	25,322,076	8.90	Quarterly*
Silver Point Capital Fund, L.P.	07/01/08	390,994	—	0.00	Side Pockets Only
Total Distressed - Long Biased		85,786,178	114,019,822	40.07

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	28,601,088	47,862,927	16.82	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	23,259,994	36,767,906	12.92	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	25,140,115	41,245,565	14.49	Quarterly*
Total Distressed - Variable Biased		77,001,197	125,876,398	44.23

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 06/01/19	24,500,000	25,433,362	8.94	Monthly
Total Distressed - Short Biased Credit		24,500,000	25,433,362	8.94

Total investments in Portfolio Funds		187,287,375	265,329,582	93.24

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.14%(2) (Shares 19,934,052)		19,934,052	19,934,052	7.00

Total investments		$207,221,427	$285,263,634	100.24%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2020

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $284,589,394.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2020.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a short bias net exposure.

The aggregate cost of investments for tax purposes was $301,181,512. Net unrealized depreciation on investments for tax purposes was $15,917,878 consisting of $6,502,167 of gross unrealized appreciation and $22,420,045 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.24% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$39,183,675	$74,525,342	9.82%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	37,882,839	45,626,954	6.02	Quarterly*
Total Directional Equity		77,066,514	120,152,296	15.84

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 05/01/19	58,126,943	75,232,054	9.92	Quarterly**
Eton Park Fund, L.P.	05/01/15	59,406	86,363	0.01	Liquidating
Highfields Capital II LP	07/01/15	1,847,005	968,245	0.13	Liquidating
Junto Capital Partners LP	01/01/19 – 10/01/19	45,000,000	47,906,358	6.32	Quarterly*
Lakewood Capital Partners, LP	05/01/17 - 05/01/19	63,079,727	52,761,643	6.95	Quarterly**
MW TOPS Fund	11/01/13 - 05/01/19	40,933,562	48,255,845	6.36	Monthly
Naya Fund LP	02/01/19 - 07/01/19	35,000,000	34,108,603	4.50	Quarterly**
Nitorum Fund, L.P.	12/01/17 - 06/01/19	42,705,264	46,762,674	6.16	Annual**
Turiya Fund LP	05/01/14	10,473,494	12,504,182	1.65	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	19,852,402	79,986,059	10.54	Annual
Total Equity Hedged - Generalist		317,077,803	398,572,026	52.54

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	05/01/10 - 11/01/13	18,734,803	51,787,526	6.83	Quarterly*
Crescent Park Partners, L.P.	02/01/15	11,717,455	16,031,448	2.11	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	28,250,012	39,828,161	5.25	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	30,885,597	36,474,028	4.81	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	26,203,474	49,606,248	6.54	Quarterly
Total Equity Hedged - Sector Specialist		115,791,341	193,727,411	25.54

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2020

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Short-Biased Equity (6)
Kriticos International Limited	01/01/12 - 11/01/18	58,665,573	31,515,485	4.15	Quarterly
Total Short-Biased Equity		58,665,573	31,515,485	4.15

Total investments in Portfolio Funds		568,601,231	743,967,218	98.07

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.14%(2) (Shares 10,801,477)		10,801,477	10,801,477	1.42

Total investments		$579,402,708	$754,768,695	99.49%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $758,658,835.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2020.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2020

(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $682,355,978. Net unrealized appreciation on investments for tax purposes was $72,412,717 consisting of $130,486,470 of gross unrealized appreciation and $58,073,753 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.07% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2020:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$450,094,859
Money Market Investment	16,085,842	—	—	16,085,842
Total Investments	$16,085,842	$—	$—	$466,180,701

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$265,329,582
Money Market Investment	19,934,052	—	—	19,934,052
Total Investments	$19,934,052	$—	$—	$285,263,634

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$743,967,218
Money Market Investment	10,801,477	—	—	10,801,477
Total Investments	$10,801,477	$—	$—	$754,768,695

(1)	In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.